Bank Deposits (Schedule Of Deposits) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deposits Liabilities Balance Sheet Reported Amounts [Abstract]
Money market and savings accounts	$ 11,264,285	$ 6,429,780
Demand deposits (interest-bearing)	253,545	185,275
Certificates of deposit	3,901	15,087
Demand deposits (non-interest-bearing)	5,752	8,214
Bank deposits	$ 11,527,483	$ 6,638,356